UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22897

CONTEXT CAPITAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1.  Schedule of Investments.

CONTEXT ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

	Security
Shares	Description			Value
Long Positions - 63.6%
Equity Securities - 40.5%
Common Stock - 40.5%
Communications - 4.0%
1,000	DIRECTV (a)			$86,520
712	eBay, Inc. (a)			40,321
45,500	Sirius XM Holdings, Inc. (a)(b)			158,795
7,900	TIBCO Software, Inc. (a)(b)			186,677
4,500	Time Warner Cable, Inc.			645,705
3,469	Twitter, Inc. (a)			178,931
7,500	Yelp, Inc. (a)(c)			511,875
				1,808,824
Consumer Discretionary - 6.6%
34,205	Black Diamond, Inc. (a)			258,590
4,183	Deckers Outdoor Corp. (a)			406,504
4,000	Family Dollar Stores, Inc.			308,960
14,500	Ford Motor Co. (b)			214,455
19,827	Francesca's Holdings Corp. (a)			276,190
5,400	General Motors Co.			172,476
4,900	Home Inns & Hotels Management, Inc., ADR (a)			142,051
8,900	International Game Technology (b)			150,143
12,535	LKQ Corp. (a)			333,306
984	Remy International, Inc.			20,201
4,000	TRW Automotive Holdings Corp. (a)			405,000
5,900	United Continental Holdings, Inc. (a)(c)			276,061
				2,963,937
Consumer Staples - 6.4%
1,900	Allergan, Inc.			338,561
1,567	Alliance HealthCare Services, Inc. (a)			35,430
900	AstraZeneca PLC, ADR			64,296
23,694	Cenveo, Inc. (a)			58,524
7,400	Covidien PLC			640,174
10,966	ExamWorks Group, Inc. (a)			359,136
3,400	Lorillard, Inc.			203,694
2,977	Mallinckrodt PLC (a)			268,377
1,339	Puma Biotechnology, Inc. (a)			319,445
3,700	QLT, Inc. (a)			16,724
1,600	Shire PLC, ADR			414,480
5,400	Vantiv, Inc., Class A (a)			166,860
				2,885,701
Energy - 6.5%
3,094	Access Midstream Partners LP			196,902
1,060	Anadarko Petroleum Corp.			107,526
6,750	Boardwalk Pipeline Partners LP			126,225
1,500	Dresser-Rand Group, Inc. (a)			123,390
1,156	EQT Midstream Partners LP			103,589
968	Kinder Morgan Management, LLC (a)			91,137
9,800	Kodiak Oil & Gas Corp. (a)			132,986
4,300	Midcoast Energy Partners LP			95,933
14,336	Ocean Rig UDW, Inc.			231,096
1,723	ONEOK Partners LP			96,419
2,294	ONEOK, Inc.			150,372
1,330	Phillips 66 Partners LP			88,778
985	Pioneer Natural Resources Co.			194,016
2,289	Plains All American Pipeline LP			134,731
1,957	Range Resources Corp.			132,704
3,040	Seadrill Partners, LLC			94,818
1,455	Targa Resources Corp.			198,127
2,366	Targa Resources Partners LP			171,180
3,374	The Williams Cos., Inc.			186,751
1,838	Valero Energy Partners LP			82,030
8,500	Viper Energy Partners LP (a)			197,455
				2,936,165
Financials - 7.3%
6,200	1st United Bancorp, Inc.			52,824
3,698	BofI Holding, Inc. (a)			268,882
5,351	Evercore Partners, Inc., Class A			251,497
12,300	Glimcher Realty Trust REIT			166,542
11,008	Greenlight Capital Re, Ltd., Class A (a)			356,769
59,900	Hudson City Bancorp, Inc.			582,228
1,025	Intercontinental Exchange, Inc.			199,926
12,500	KKR & Co. LP			278,750
4,700	Ocwen Financial Corp. (a)			123,046
3,464	Signature Bank (a)			388,176
3,175	Texas Capital Bancshares, Inc. (a)			183,134
2,394	Virtus Investment Partners, Inc.			415,838
				3,267,612
Industrials - 3.0%
2,993	Chicago Bridge & Iron Co. NV			173,145
4,130	Dynagas LNG Partners LP			97,509
1,905	Teekay Corp.			126,416
2,743	TransDigm Group, Inc. (a)			505,617
4,675	Trinseo SA (a)			73,538
2,500	URS Corp.			144,025
4,627	Waste Connections, Inc.			224,502
				1,344,752
Information Technology - 4.0%
7,400	Compuware Corp.			78,514
3,900	Concur Technologies, Inc. (a)			494,598
2,327	IHS, Inc., Class A (a)			291,317
2,900	International Rectifier Corp. (a)			113,796
3,435	Salesforce.com, Inc. (a)			197,616
1,779	The Ultimate Software Group, Inc. (a)			251,746
3,400	TriQuint Semiconductor, Inc. (a)			64,838
3,100	VMware, Inc., Class A (a)			290,904
				1,783,329
Materials - 1.9%
2,778	Huntsman Corp.			72,200
7,000	Rockwood Holdings, Inc.			535,150
2,000	Sigma-Aldrich Corp.			272,020
				879,370
Utilities - 0.8%
2,358	NGL Energy Partners LP			92,834
5,924	NRG Energy, Inc.			180,564
1,000	Pepco Holdings, Inc.			26,760
3,900	Pike Corp. (a)			46,371
				346,529
Total Common Stock
(Cost $18,232,782)				18,216,219
Total Equity Securities
(Cost $18,232,782)				18,216,219
	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 22.6%
Asset Backed Obligations - 9.0%
$226,864	Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates, Series 2002-2 M3 (d)	2.81%	08/25/32	225,840
222,446	Bear Stearns Asset Backed Securities Trust, Series 2006-SD3 22A1 (d)	2.99	07/25/36	221,143
235,467	Bear Stearns Mortgage Funding Trust, Series 2006-AR5 2A1 (d)	0.34	01/25/37	193,030
653,519	Citigroup Mortgage Loan Trust, Series 2006-WF1 A2F (e)	5.51	03/25/36	469,714
400,000	Fremont Home Loan Trust, Series 2005-E 2A4 (d)	0.48	01/25/36	305,154
140,674	GMACM Mortgage Loan Trust, Series 2005-AR4 1A (d)	3.22	07/19/35	127,662
357,219	HarborView Mortgage Loan Trust, Series 2005-16 3A1A (d)	0.40	01/19/36	251,904
378,166	Lehman XS Trust, Series 2006-4N A2A (d)	0.37	04/25/46	276,641
265,683	Long Beach Mortgage Loan Trust, Series 2005-WL1 3M1 (d)	0.87	06/25/45	240,482
117,090	MASTR Adjustable Rate Mortgages Trust, Series 2004-8 1A1 (d)	1.67	09/25/34	109,529
125,117	MASTR Adjustable Rate Mortgages Trust, Series 2007-3 22A5 (d)	0.49	05/25/47	70,914
665,972	Park Place Securities, Inc., Series 2005-WHQ2 M3 (d)	0.63	05/25/35	535,664
435,155	Provident Home Equity Loan Trust, Series 2000-2 A2 (d)	0.69	08/25/31	297,206
342,328	RALI Trust, Series 2005-QO1 A2 (d)	1.62	08/25/35	304,079
153,388	Salomon Brothers Mortgage Securities VII, Inc., Series 2002-WMC1 M1 (d)	1.50	01/25/32	142,406
303,681	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1 2A1 (d)	2.61	02/25/35	299,017
Total Asset Backed Obligations
(Cost $3,941,317)				4,070,385

Corporate Non-Convertible Bonds - 11.8%
Business Services - 0.9%
500,000	Production Resource Group, Inc.	8.88	05/01/19	397,500
Communications - 0.6%
300,000	Cambium Learning Group, Inc.	9.75	02/15/17	292,500
Consumer Staples - 2.3%
500,000	Armored Autogroup, Inc.	9.25	11/01/18	515,000
500,000	Cenveo Corp.	11.50	05/15/17	506,250
				1,021,250
Energy - 1.8%
500,000	Sidewinder Drilling, Inc. (f)	9.75	11/15/19	505,000
500,000	Xinergy Corp. (f)	9.25	05/15/19	292,500
				797,500
Financials - 0.9%
500,000	CNG Holdings, Inc. (f)	9.38	05/15/20	397,500
Industrials - 3.3%
500,000	ADS Tactical, Inc. (f)	11.00	04/01/18	482,500
1,000,000	Slate Rock, LLC (g)	0.00	07/21/16	1,000,000
				1,482,500
Information Technology - 0.8%
350,000	Interface Security Systems Holdings, Inc. / Interface Security Systems, LLC	9.25	01/15/18	360,500
Materials - 1.2%
500,000	Thompson Creek Metals Co., Inc.	12.50	05/01/19	551,250
Total Corporate Non-Convertible Bonds
(Cost $5,411,361)				5,300,500
Syndicated Loans - 1.8%
500,000	Advance Pierre Foods	9.50	10/10/17	495,417
300,000	Language Line	10.50	12/20/16	298,125
Total Syndicated Loans (Cost $789,450)				793,542
Total Fixed Income Securities
(Cost $10,142,128)				10,164,427

Shares		Strike Price	Exp. Date
Warrants - 0.3%
28,736	Kinder Morgan, Inc. (a)	$100.00	5/17	104,599
Total Warrants
(Cost $75,685)				104,599

Contracts
Purchased Options - 0.2%
Call Options Purchased - 0.1%
32	Express Scripts Holding Co.	70.00	10/14	4,640
75	United Continental Holdings, Inc.	46.00	10/14	16,462
62	United Continental Holdings, Inc.	49.00	10/14	8,060
Total Call Options Purchased
(Premiums Paid $39,216)				29,162
Put Options Purchased - 0.1%
46	eBay, Inc.	52.50	10/14	1,058
75	Yelp, Inc.	72.50	11/14	62,475
Total Put Options Purchased
(Premiums Paid $49,340)				63,533
Total Purchased Options
(Premiums Paid $88,556)				92,695
Total Long Positions - 63.6%
(Cost $28,539,151)*				$28,577,940
Total Short Positions - (22.2)%
(Proceeds $(10,331,929))*				(9,965,492)
Total Written Options - (0.1)%
(Premiums Received $(27,860))*				(32,250)
Other Assets & Liabilities, Net – 58.7%				26,362,854
Net Assets – 100.0%				$44,943,052

CONTEXT ALTERNATIVE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
SEPTEMBER 30, 2014

	Security
Shares	Description	Value
Short Positions - (22.2)%
Common Stock - (14.6)%
Communications - (1.8)%
(1,700)	AT&T, Inc.	$(59,908)
(12,938)	Comcast Corp., Class A	(695,806)
(5,695)	RF Micro Devices, Inc.	(65,720)
		(821,434)
Consumer Discretionary - (1.0)%
(17,388)	Pinnacle Entertainment, Inc.	(436,265)
Consumer Staples - (3.2)%
(1,144)	AbbVie, Inc.	(66,078)
(422)	Reynolds American, Inc.	(24,898)
(60,003)	Senomyx, Inc.	(492,025)
(3,399)	USANA Health Sciences, Inc.	(250,370)
(4,737)	Valeant Pharmaceuticals International, Inc.	(621,494)
		(1,454,865)
Energy - (2.3)%
(92,274)	Solazyme, Inc.	(688,364)
(1,735)	Whiting Petroleum Corp.	(134,549)
(22,783)	Willbros Group, Inc.	(189,782)
		(1,012,695)
Financials - (4.5)%
(21,814)	Calamos Asset Management, Inc., Class A	(245,844)
(32,528)	Fidelity Southern Corp.	(445,634)
(5,033)	M&T Bank Corp.	(620,519)
(10,586)	Montpelier Re Holdings, Ltd.	(329,119)
(6,629)	Validus Holdings, Ltd.	(259,459)
(5,518)	Valley National Bancorp	(53,469)
(2,447)	Washington Prime Group, Inc. REIT	(42,773)
		(1,996,817)
Health Care - (1.1)%
(7,073)	Medtronic, Inc.	(438,172)
(1,661)	Pfizer, Inc.	(49,116)
		(487,288)
Industrials - (0.1)%
(1,835)	Aecom Technology Corp.	(61,931)
Information Technology - (0.2)%
(2,300)	3D Systems Corp.	(106,651)
Materials - (0.4)%
(3,362)	Albemarle Corp.	(198,022)
Total Common Stock
(Proceeds $(6,902,831))		(6,575,968)
Investment Companies - (7.6)%
(9,500)	iShares MSCI Emerging Markets ETF	(394,820)
(15,200)	SPDR S&P 500 ETF Trust	(2,994,704)
Total Investment Companies
(Proceeds $(3,429,098))		(3,389,524)
Total Short Positions - (22.2)%
(Proceeds $(10,331,929))		$(9,965,492)

CONTEXT ALTERNATIVE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
SEPTEMBER 30, 2014

	Security
Contracts	Description	Strike Price	Exp. Date	Value
Written Options - (0.1)%
Call Options Written - (0.0)%
(100)	Ford Motor Co.	$15.00	10/14	$(900)
(49)	International Game Technology	17.00	10/14	(613)
(40)	Sirius XM Holdings, Inc.	3.50	12/14	(520)
(79)	TIBCO Software, Inc.	24.00	1/15	(1,185)
Total Call Options Written
(Premiums Received $(8,546))				(3,218)
Put Options Written - (0.1)%
(68)	SPDR S&P 500 ETF Trust	190.00	10/14	(5,712)
(62)	United Continental Holdings, Inc.	44.00	10/14	(6,820)
(75)	Yelp, Inc.	60.00	11/14	(16,500)
Total Put Options Written
(Premiums Received $(19,314))				(29,032)
Total Written Options - (0.1)%
(Premiums Received $(27,860))				(32,250)

CONTEXT ALTERNATIVE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
SEPTEMBER 30, 2014

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Subject to call option written by the Fund.
(c)	Subject to put option written by the Fund.
(d)	Variable rate security. Rate presented is as of September 30, 2014.
(e)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2014.
(f)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,677,500 or 3.7% of net assets.
(g)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $1,000,000 or 2.2% of net assets.

At September 30, 2014, the Fund held the following futures contracts:

	Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
	35	CBOE VIX Future	10/26/14	$560,391	$10,109
	23	CBOE VIX Future	11/23/14	377,306	5,644
				937,697	15,753

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation					$1,476,766
Gross Unrealized Depreciation					(1,075,930)
Net Unrealized Appreciation					$400,836

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of September 30, 2014.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$1,808,824	$-	$-	$1,808,824
Consumer Discretionary	2,963,937	-	-	2,963,937
Consumer Staples	2,885,701	-	-	2,885,701
Energy	2,936,165	-	-	2,936,165
Financials	3,267,612	-	-	3,267,612
Industrials	1,344,752	-	-	1,344,752
Information Technology	1,783,329	-	-	1,783,329
Materials	879,370	-	-	879,370
Utilities	346,529	-	-	346,529
Asset Backed Obligations	-	4,070,385	-	4,070,385
Corporate Non-Convertible Bonds	-	4,300,500	1,000,000	5,300,500
Syndicated Loans	-	793,542	-	793,542
Warrants	104,599	-	-	104,599
Purchased Options	92,695	-	-	92,695
Total Investments At Value	$18,413,513	$9,164,427	$1,000,000	$28,577,940
Other Financial Instruments**
Futures	15,753	-	-	15,753
Total Assets	$18,429,266	$9,164,427	$1,000,000	$28,593,693
Liabilities
Securities Sold Short
Common Stock	$(6,575,968)	-	-	$(6,575,968)
Investment Companies	(3,389,524)	-	-	(3,389,524)
Total Securities Sold Short	$(9,965,492)	$-	$-	$(9,965,492)
Other Financial Instruments**
Written Options	(32,250)	-	-	(32,250)
Total Liabilities	$(9,997,742)	$-	$-	$(9,997,742)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Corporate Non-Convertible Bond
Balance as of 03/20/14	$-
Purchases	1,000,000
Balance as of 09/30/14	$1,000,000
Net change in unrealized appreciation/(depreciation) from investments held as of 09/30/14	$-

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CONTEXT CAPITAL FUNDS

By:	/s/ Stephen J. Kneeley
Stephen J. Kneeley, Principal Executive Officer

Date:	November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen J. Kneeley
Stephen J. Kneeley, Principal Executive Officer

Date:	November 19, 2014

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date:	November 19, 2014